Note 2 - Acquisitions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Combination Disclosure [Text Block]
NOTE
2
Acquisitions
The Company records purchased assets and liabilities at their fair market value at the time of purchase in accordance with the requirements of ASU
805
-
Business Combinations
. On
April 8, 2016,
the Bank completed the acquisition of loans and assumption of liabilities of the Deerwood Bank branch in Albert Lea, Minnesota. The transaction increased the Bank’s assets by
$19.0
million, including increases in loans, cash, goodwill, and core deposit intangible of
$11.9
million,
$6.1
million,
$0.8
million, and
$0.2
million, respectively. The Bank also assumed deposit liabilities of
$19.0
million. The acquired loans and deposits are being serviced from Home Federal’s previously existing branch location in Albert Lea.

Determining the estimated fair value of the acquired assets and assumed liabilities required the Bank to estimate cash flows expected to result from those assets and liabilities and to discount those cash flows at appropriate rates of interest. The most significant of those determinations related to the fair valuation of the loans acquired. The fair value of the loans purchased was based on the present value of the expected cash flows. Periodic principal and interest cash flows were adjusted for expected losses and prepayments, then discounted to determine the present value and summed to arrive at the estimated fair value. For such loans, the excess of cash flows expected at acquisition over the estimated fair value is recognized as interest income over the remaining lives of the loans. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition reflects the impact of estimated credit losses and other factors, such as prepayments. In accordance with GAAP, there was no
carry-over of previously established allowances for loan losses established on the seller’s records. As a result, standard industry coverage ratios with regard to the allowance for credit losses are less meaningful after the acquisition. The purchased loans were divided into loans with evidence of credit quality deterioration, which are accounted for under ASC topic
310
-
30
“Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality”
(purchased credit impaired (PCI)) and loans that do
not
meet this criteria, which are accounted for under ASC topic
310
-
20
“Nonrefundable Fees and Other Costs”
(performing). PCI loans have experienced a deterioration of credit quality from origination to acquisition for which it is probable that the Bank will not
be able to collect all contractually required principal and interest payments on the loan. Subsequent decreases in the expected cash flows require the Bank to evaluate the need for additions to the allowance for credit losses. Subsequent improvements in expected cash flows generally result in a reduction of previously established allowance for credit losses or the recognition of additional interest income over the remaining lives of the loans.